INCOME TAXES - Summary of tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 31		¥ 13	¥ 63
Total	¥ 31	$ 5	¥ 13	¥ 63